Schedule of Investments (unaudited) September 30, 2022	BlackRock Innovation and Growth Trust (BIGZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 5.9%
Axon Enterprise, Inc.(a)(b)	651,666	$75,430,340
HEICO Corp.	336,633	48,468,419

		123,898,759

Auto Components — 1.9%
Fox Factory Holding Corp.(b)	493,110	38,995,139

Biotechnology — 1.6%
Halozyme Therapeutics, Inc.(b)	862,374	34,098,268

Building Products — 0.6%
AZEK Co., Inc.(b)	725,567	12,058,924

Capital Markets — 2.2%
Tradeweb Markets, Inc., Class A(c)	804,964	45,416,069

Diversified Consumer Services — 3.7%
Duolingo, Inc.(b)	424,673	40,441,610
Ideal Image, Class A, (Acquired 05/05/21, Cost: $50,000,000)(d)(e)	6,224	37,583,931

		78,025,541

Electronic Equipment, Instruments & Components — 0.3%
908 Devices, Inc.(b)	446,012	7,336,897

Entertainment — 1.1%
Kahoot! ASA(b)	12,223,339	22,763,850

Equity Real Estate Investment Trusts (REITs) — 0.7%
Innovative Industrial Properties, Inc.	53,319	4,718,732
Rexford Industrial Realty, Inc.	203,708	10,592,816

		15,311,548

Food Products — 0.4%
Freshpet, Inc.(b)	160,887	8,058,830

Health Care Equipment & Supplies(b) — 1.4%
Figs, Inc., Class A	2,000,216	16,501,782
Inmode Ltd.	407,065	11,849,662

		28,351,444

Health Care Technology(b) — 3.0%
Certara, Inc.	878,045	11,660,438
Doximity, Inc., Class A	1,251,172	37,810,418
Phreesia, Inc.(a)	491,519	12,523,904

		61,994,760

Hotels, Restaurants & Leisure — 4.9%
Evolution AB(f)	591,128	46,727,222
Penn Entertainment, Inc.(b)	369,706	10,170,612
Planet Fitness, Inc., Class A(b)(c)	813,885	46,928,609

		103,826,443

Interactive Media & Services — 1.8%
Match Group, Inc.(b)	794,668	37,945,397

Internet & Direct Marketing Retail(b) — 2.1%
Etsy, Inc.	284,635	28,500,502
Fiverr International Ltd.	518,976	15,875,476

		44,375,978

IT Services — 4.7%
DigitalOcean Holdings, Inc.(b)	529,706	19,159,466

Security	Shares	Value

IT Services (continued)
Globant SA(b)	245,707	$45,966,866
Salt Pay Co. Ltd., Series C, (Acquired 11/16/21, Cost: $49,999,974)(d)(e)	25,742	33,815,463

		98,941,795

Life Sciences Tools & Services — 9.8%
10X Genomics, Inc., Class A(b)(c)	133,858	3,812,276
Azenta, Inc.	611,504	26,209,061
Bio-Techne Corp.(a)(c)	185,128	52,576,352
Charles River Laboratories International, Inc.(b)	130,796	25,740,653
Olink Holding AB, ADR(b)(g)	519,151	6,302,493
Repligen Corp.(b)	307,574	57,550,171
West Pharmaceutical Services, Inc.	138,373	34,050,828

		206,241,834

Machinery — 2.9%
Chart Industries, Inc.(b)	326,858	60,256,272

Road & Rail — 2.0%
Saia, Inc.(b)	219,693	41,741,670

Semiconductors & Semiconductor Equipment — 7.7%
Ambarella, Inc.(b)	476,770	26,784,939
Entegris, Inc.(c)	683,028	56,704,984
Lattice Semiconductor Corp.(b)	702,518	34,570,911
Monolithic Power Systems, Inc.(a)(c)	119,025	43,253,685

		161,314,519

Software — 14.7%
Bill.com Holdings, Inc.(b)	339,000	44,873,430
Confluent, Inc., Class A(b)	1,634,976	38,863,380
Five9, Inc.(b)	576,450	43,222,221
Gitlab, Inc., Class A(b)	678,865	34,771,465
Grammarly, Inc., (Acquired 11/17/21, Cost: $26,250,012)(d)(e)	1,001,454	18,306,579
HubSpot, Inc.(b)	43,732	11,812,888
Patreon, Inc., (Acquired 08/19/21, Cost: $11,732,736)(d)(e)	208,333	5,777,074
Paylocity Holding Corp.(a)(b)(c)	279,273	67,466,771
SiteMinder Ltd.(b)	10,336,222	20,361,476
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $2,999,997)(d)(e)	199,738	1,847,577
Snyk Ltd., (Acquired 09/02/21, Cost: $25,961,537)(d)(e)	1,809,860	20,795,291

		308,098,152

Total Common Stocks — 73.4% (Cost: $2,164,817,957)		1,539,052,089

	Par (000)

Convertible Notes

Specialty Retail — 0.6%
Super73, Inc., (Acquired: 12/21/21, Cost: $12,000,000), 0.00%(d)(e)	$12,000	12,720,000

Total Convertible Notes — 0.6% (Cost: $12,000,000)		12,720,000

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Innovation and Growth Trust (BIGZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities

Preferred Stocks — 23.1%(d)(e)

Aerospace & Defense — 1.8%
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $50,000,009)	2,189,612	$38,033,561

Banks — 0.7%
Varo Money Inc., Series E, (Acquired 08/27/21, Cost: $40,000,001)	4,316,904	14,763,812

Capital Markets — 2.4%
The Production Board LLC, Series A3, (Acquired 06/04/21, Cost: $50,000,001)	16,666,667	49,833,334

Entertainment — 0.6%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $17,999,912)	32,690	12,634,031

Food Products — 1.1%
Motif Food Works, Inc., (Acquired 06/08/21, Cost: $39,999,986)	1,972,240	23,509,101

Hotels, Restaurants & Leisure — 1.4%
Dapper Labs, Inc., Series 7, (Acquired 07/20/21, Cost: $29,999,946)	191,067	10,596,576
Underdog Sports, Inc., Series B, (Acquired 01/11/22, Cost: $14,999,974)	291,061	18,243,703

		28,840,279

Internet Software & Services — 1.1%
Via Transportation, Inc., Series G, (Acquired 11/05/21, Cost: $24,999,974)	549,357	22,303,894

IT Services — 1.1%
Open Space Labs Inc., Series D, (Acquired 01/31/22, Cost: $15,000,003)	1,687,916	15,005,573
Wagestream Holdings Ltd., Series C, (Acquired 02/11/22, Cost: $10,024,684)	762,746	7,698,862

		22,704,435

Leisure Products — 1.6%
Under Canvas, Inc., Class A, (Acquired 08/19/21, Cost: $49,999,982)	2,172,486	34,868,400

Semiconductors & Semiconductor Equipment — 2.2%
PsiQuantum Corp., Series C, (Acquired 05/21/21, Cost: $39,999,990)	1,525,192	38,755,129
Rivos, Inc., Series A, (Acquired 12/03/21, Cost: $7,996,292)	2,997,684	7,164,465

		45,919,594

Software — 7.9%
Anchor Labs, Inc., Series D, (Acquired 11/24/21, Cost: $9,999,995)	428,785	3,524,613
AnyRoad, Inc., Series B, (Acquired 12/07/21, Cost: $14,999,995)	2,745,894	11,972,098
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $44,999,983)	898,024	28,979,234
Deepgram, Inc., Series B, (Acquired 10/22/21, Cost: $11,999,997)	2,165,400	10,545,498
Dragos, Inc., Series D, (Acquired 09/28/21, Cost: $39,999,959)	900,760	31,409,501
Genesys Cloud Services, Inc., (Acquired 11/24/21, Cost: $30,000,101)	4,651,163	21,162,792
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $8,750,004)	333,818	6,102,193

Security	Shares	Value

Software (continued)
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $23,333,352)	416,667	$11,554,176
SkySafe, Inc., Series B, (Acquired 12/02/21, Cost: $4,999,999)	909,438	4,410,774
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $10,999,994)	732,373	6,774,450
Snyk Ltd., Series B, (Acquired 09/02/21, Cost: $24,038,470)	1,675,797	19,254,908
Validere Technologies, Inc., Series B, (Acquired 10/21/21, Cost: $10,000,000)	4,684,060	9,555,482

		165,245,719

Wireless Telecommunication Services — 1.2%
Loft Orbital Solutions, Inc., Series B, (Acquired 10/14/21, Cost: $24,999,992)	1,365,305	24,589,143

		483,245,303

Total Preferred Securities — 23.1% (Cost: $650,142,595)		483,245,303

Total Long-Term Investments — 97.1% (Cost: $2,826,960,552)		2,035,017,392

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(h)(i)	72,501,297	72,501,297
SL Liquidity Series, LLC, Money Market Series, 3.29%(h)(i)(j)	1,308,608	1,308,608

Total Short-Term Securities — 3.5% (Cost: $73,809,643)		73,809,905

Total Investments Before Options Written — 100.6% (Cost: $2,900,770,195)		2,108,827,297

Options Written — (0.2)% (Premiums Received: $(14,000,593))		(4,074,327)

Total Investments, Net of Options Written — 100.4% (Cost: $2,886,769,602)		2,104,752,970

Liabilities in Excess of Other Assets — (0.4)%		(8,026,699)

Net Assets — 100.0%		$2,096,726,271

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $614,091,218, representing 29.3% of its net assets as of period end, and an original cost of $829,086,851.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	All or a portion of this security is on loan.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Innovation and Growth Trust (BIGZ)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22		Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
908 Devices, Inc.(a)	$59,749,533	$—		$(28,051,803)		$(61,964,665)	$37,603,832	$	N/A	N/A	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,836,203	70,665,094	(b)	—		—	—		72,501,297	72,501,297	180,357		—
SL Liquidity Series, LLC, Money Market Series	5,204,477	—		(3,895,421	)(b)	(1,014)	566		1,308,608	1,308,608	50,886	(c)	—

						$(61,965,679)	$37,604,398		$73,809,905		$231,243		$—

(a)	As of period end, the entity is no longer an affiliate.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Ambarella, Inc.	223	10/07/22	USD	95.00	USD	1,253	$(2,230)
Bill.Com Holdings, Inc.	186	10/07/22	USD	165.00	USD	2,462	(8,370)
Etsy, Inc.	106	10/07/22	USD	115.00	USD	1,061	(2,650)
Match Group, Inc.	338	10/07/22	USD	66.00	USD	1,614	(3,549)
Penn Entertainment, Inc.	277	10/07/22	USD	37.00	USD	762	(554)
Bill.Com Holdings, Inc.	138	10/14/22	USD	177.50	USD	1,827	(20,700)
Match Group, Inc.	415	10/14/22	USD	64.00	USD	1,982	(8,093)
10X Genomics, Inc., Class A	155	10/21/22	USD	45.00	USD	441	(17,050)
908 Devices, Inc.	187	10/21/22	USD	18.75	USD	308	(10,138)
Ambarella, Inc.	123	10/21/22	USD	70.00	USD	691	(4,305)
Axon Enterprise, Inc.	220	10/21/22	USD	126.00	USD	2,547	(49,314)
Axon Enterprise, Inc.	238	10/21/22	USD	141.05	USD	2,755	(9,406)
Axon Enterprise, Inc.	239	10/21/22	USD	130.00	USD	2,766	(31,070)
AZEK Co., Inc.	544	10/21/22	USD	20.00	USD	904	(8,160)
Azenta, Inc.	347	10/21/22	USD	70.00	USD	1,487	(166,560)
Bio-Techne Corp.	133	10/21/22	USD	400.00	USD	3,777	(63,840)
Charles River Laboratories International, Inc.	153	10/21/22	USD	220.00	USD	3,011	(37,485)
Confluent, Inc., Class A	1,415	10/21/22	USD	30.60	USD	3,363	(45,809)
DigitalOcean Holdings, Inc.	506	10/21/22	USD	52.00	USD	1,830	(6,641)
Doximity, Inc., Class A	609	10/21/22	USD	37.50	USD	1,840	(19,792)
Duolingo, Inc.	189	10/21/22	USD	110.00	USD	1,800	(24,570)
Entegris, Inc.	512	10/21/22	USD	110.00	USD	4,251	(12,800)
Etsy, Inc.	200	10/21/22	USD	115.00	USD	2,003	(35,100)
Figs, Inc., Class A	1,500	10/21/22	USD	12.50	USD	1,238	(7,500)
Five9, Inc.	550	10/21/22	USD	115.00	USD	4,124	(41,250)
Fiverr International Ltd.	466	10/21/22	USD	45.00	USD	1,425	(6,990)
Fox Factory Holding Corp.	300	10/21/22	USD	111.50	USD	2,372	(16,352)
Freshpet, Inc.	121	10/21/22	USD	50.00	USD	606	(35,392)
Gitlab, Inc., Class A	744	10/21/22	USD	75.00	USD	3,811	(9,300)
Globant SA	194	10/21/22	USD	240.00	USD	3,629	(93,120)
Halozyme Therapeutics, Inc.	298	10/21/22	USD	45.00	USD	1,178	(14,900)
HEICO Corp.	252	10/21/22	USD	155.00	USD	3,628	(43,470)
HubSpot, Inc.	73	10/21/22	USD	380.00	USD	1,972	(15,330)

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Innovation and Growth Trust (BIGZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Inmode Ltd.	305	10/21/22	USD	37.50	USD	888	$(7,625)
Innovative Industrial Properties, Inc.	80	10/21/22	USD	115.00	USD	708	(3,200)
Lattice Semiconductor Corp.	311	10/21/22	USD	65.00	USD	1,530	(31,100)
Lattice Semiconductor Corp.	250	10/21/22	USD	63.75	USD	1,230	(1,831)
Monolithic Power Systems, Inc.	78	10/21/22	USD	530.00	USD	2,835	(37,440)
Monolithic Power Systems, Inc.	39	10/21/22	USD	440.00	USD	1,417	(13,650)
Olink Holding AB, ADR	226	10/21/22	USD	20.00	USD	274	(47,460)
Olink Holding AB, ADR	62	10/21/22	USD	15.00	USD	75	(5,890)
Paylocity Holding Corp.	261	10/21/22	USD	271.50	USD	6,305	(64,403)
Phreesia, Inc.	180	10/21/22	USD	25.85	USD	459	(29,312)
Planet Fitness, Inc., Class A	278	10/21/22	USD	80.00	USD	1,603	(5,560)
Planet Fitness, Inc., Class A	279	10/21/22	USD	82.50	USD	1,609	(6,975)
Repligen Corp.	161	10/21/22	USD	254.00	USD	3,012	(8,703)
Rexford Industrial Realty, Inc.	37	10/21/22	USD	70.00	USD	192	(740)
Saia, Inc.	117	10/21/22	USD	239.50	USD	2,223	(4,668)
Tradeweb Markets, Inc., Class A	576	10/21/22	USD	75.00	USD	3,250	(15,840)
West Pharmaceutical Services, Inc.	55	10/21/22	USD	340.00	USD	1,353	(26,400)
Ambarella, Inc.	108	10/28/22	USD	64.00	USD	607	(15,930)
Bill.Com Holdings, Inc.	184	10/28/22	USD	150.00	USD	2,436	(103,960)
Match Group, Inc.	159	10/28/22	USD	58.00	USD	759	(8,904)
Doximity, Inc., Class A	634	10/31/22	USD	39.00	USD	1,916	(31,884)
Phreesia, Inc.	980	11/03/22	USD	29.25	USD	2,497	(96,798)
Ambarella, Inc.	104	11/04/22	USD	65.00	USD	584	(17,368)
Match Group, Inc.	280	11/04/22	USD	56.00	USD	1,337	(41,720)
Penn Entertainment, Inc.	277	11/04/22	USD	31.00	USD	762	(31,855)
Figs, Inc., Class A	1,500	11/08/22	USD	11.50	USD	1,238	(18,575)
Etsy, Inc.	120	11/11/22	USD	115.00	USD	1,202	(63,900)
Lattice Semiconductor Corp.	317	11/11/22	USD	57.00	USD	1,560	(39,638)
10X Genomics, Inc., Class A	155	11/18/22	USD	40.00	USD	441	(18,988)
908 Devices, Inc.	250	11/18/22	USD	22.50	USD	411	(11,250)
Ambarella, Inc.	157	11/18/22	USD	82.50	USD	882	(5,103)
AZEK Co., Inc.	544	11/18/22	USD	20.05	USD	904	(24,633)
Azenta, Inc.	297	11/18/22	USD	60.50	USD	1,273	(6,605)
Bio-Techne Corp.	144	11/18/22	USD	343.00	USD	4,090	(42,137)
Chart Industries, Inc.	173	11/18/22	USD	210.00	USD	3,189	(129,750)
Confluent, Inc., Class A	555	11/18/22	USD	35.00	USD	1,319	(33,300)
Doximity, Inc., Class A	633	11/18/22	USD	37.50	USD	1,913	(82,290)
Duolingo, Inc.	160	11/18/22	USD	105.00	USD	1,524	(108,800)
Entegris, Inc.	512	11/18/22	USD	105.00	USD	4,251	(55,040)
Five9, Inc.	320	11/18/22	USD	95.00	USD	2,399	(51,200)
Freshpet, Inc.	121	11/18/22	USD	50.00	USD	606	(62,315)
Gitlab, Inc., Class A	512	11/18/22	USD	65.00	USD	2,622	(81,920)
Halozyme Therapeutics, Inc.	373	11/18/22	USD	44.75	USD	1,475	(36,115)
HEICO Corp.	252	11/18/22	USD	155.00	USD	3,628	(69,930)
HubSpot, Inc.	36	11/18/22	USD	370.00	USD	972	(23,220)
Inmode Ltd.	305	11/18/22	USD	40.00	USD	888	(14,488)
Monolithic Power Systems, Inc.	78	11/18/22	USD	450.00	USD	2,835	(54,600)
Paylocity Holding Corp.	200	11/18/22	USD	260.00	USD	4,832	(228,000)
Planet Fitness, Inc., Class A	663	11/18/22	USD	75.00	USD	3,823	(33,150)
Repligen Corp.	300	11/18/22	USD	240.00	USD	5,613	(100,500)
Rexford Industrial Realty, Inc.	36	11/18/22	USD	60.00	USD	187	(2,250)
Saia, Inc.	117	11/18/22	USD	240.00	USD	2,223	(28,372)
Saia, Inc.	95	11/18/22	USD	210.00	USD	1,805	(82,175)
Tradeweb Markets, Inc., Class A	316	11/18/22	USD	70.00	USD	1,783	(20,540)
Tradeweb Markets, Inc., Class A	315	11/18/22	USD	65.00	USD	1,777	(63,787)
West Pharmaceutical Services, Inc.	120	11/18/22	USD	320.00	USD	2,953	(7,800)
Azenta, Inc.	273	12/09/22	USD	50.00	USD	1,170	(49,228)

							$(3,180,605)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Innovation and Growth Trust (BIGZ)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Certara, Inc.	Citibank N.A.	74,200	10/03/22	USD	17.73	USD	985	$(3)
Evolution AB	Goldman Sachs International	79,800	10/04/22	SEK	1,014.42	SEK	70,767	(375)
Kahoot! ASA	Goldman Sachs International	520,000	10/04/22	NOK	24.51	NOK	10,660	(324)
Rexford Industrial Realty, Inc.	JPMorgan Chase Bank N.A.	31,500	10/07/22	USD	67.25	USD	1,638	(201)
Chart Industries, Inc.	Barclays Bank PLC	8,650	10/12/22	USD	198.68	USD	1,595	(22,412)
Chart Industries, Inc.	Barclays Bank PLC	8,650	10/12/22	USD	200.84	USD	1,595	(18,968)
Confluent, Inc., Class A	Citibank N.A.	102,500	10/12/22	USD	28.59	USD	2,436	(23,774)
Lattice Semiconductor Corp.	Barclays Bank PLC	8,800	10/13/22	USD	53.86	USD	433	(4,316)
Kahoot! ASA	Barclays Bank PLC	475,000	10/14/22	NOK	23.99	NOK	9,738	(10,694)
Certara, Inc.	Citibank N.A.	74,200	10/17/22	USD	17.89	USD	985	(6,022)
Chart Industries, Inc.	Citibank N.A.	14,400	10/17/22	USD	200.08	USD	2,655	(49,862)
Lattice Semiconductor Corp.	JPMorgan Chase Bank N.A.	8,700	10/18/22	USD	54.32	USD	428	(5,666)
Kahoot! ASA	Royal Bank of Canada	240,600	10/19/22	NOK	18.60	NOK	4,932	(57,516)
DigitalOcean Holdings, Inc.	Barclays Bank PLC	78,400	10/27/22	USD	43.94	USD	2,836	(64,950)
Duolingo, Inc.	Bank of America N.A.	29,000	10/27/22	USD	107.45	USD	2,762	(73,755)
Halozyme Therapeutics, Inc.	JPMorgan Chase Bank N.A.	31,100	10/27/22	USD	43.85	USD	1,230	(18,244)
Certara, Inc.	Citibank N.A.	74,200	10/31/22	USD	18.05	USD	985	(18,246)
Halozyme Therapeutics, Inc.	Bank of America N.A.	31,100	11/01/22	USD	43.75	USD	1,230	(22,550)
Fiverr International Ltd.	JPMorgan Chase Bank N.A.	31,200	11/02/22	USD	39.53	USD	954	(32,876)
Fox Factory Holding Corp.	Goldman Sachs International	43,900	11/02/22	USD	91.28	USD	3,472	(102,093)
Olink Holding AB, ADR	Citibank N.A.	49,000	11/02/22	USD	15.00	USD	595	(32,769)
SiteMinder Ltd.	UBS AG	36,000	11/02/22	AUD	3.62	AUD	111	(1,696)
Axon Enterprise, Inc.	Bank of America N.A.	28,000	11/03/22	USD	122.22	USD	3,241	(140,966)
Globant SA	Citibank N.A.	20,700	11/03/22	USD	226.74	USD	3,873	(56,854)
SiteMinder Ltd.	UBS AG	30,000	11/10/22	AUD	3.52	AUD	93	(2,230)
SiteMinder Ltd.	Societe Generale	74,000	11/15/22	AUD	3.13	AUD	229	(12,312)
Kahoot! ASA	Morgan Stanley & Co. International PLC	598,000	11/17/22	NOK	21.10	NOK	12,259	(114,048)

								$(893,722)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Innovation and Growth Trust (BIGZ)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$123,898,759	$—	$—	$123,898,759
Auto Components	38,995,139	—	—	38,995,139
Biotechnology	34,098,268	—	—	34,098,268
Building Products	12,058,924	—	—	12,058,924
Capital Markets	45,416,069	—	—	45,416,069
Diversified Consumer Services	40,441,610	—	37,583,931	78,025,541
Electronic Equipment, Instruments & Components	7,336,897	—	—	7,336,897
Entertainment	—	22,763,850	—	22,763,850
Equity Real Estate Investment Trusts (REITs)	15,311,548	—	—	15,311,548
Food Products	8,058,830	—	—	8,058,830
Health Care Equipment & Supplies	28,351,444	—	—	28,351,444
Health Care Technology	61,994,760	—	—	61,994,760
Hotels, Restaurants & Leisure	57,099,221	46,727,222	—	103,826,443
Interactive Media & Services	37,945,397	—	—	37,945,397
Internet & Direct Marketing Retail	44,375,978	—	—	44,375,978
IT Services	65,126,332	—	33,815,463	98,941,795
Life Sciences Tools & Services	206,241,834	—	—	206,241,834
Machinery	60,256,272	—	—	60,256,272
Road & Rail	41,741,670	—	—	41,741,670
Semiconductors & Semiconductor Equipment	161,314,519	—	—	161,314,519
Software	241,010,155	20,361,476	46,726,521	308,098,152
Convertible Notes	—	—	12,720,000	12,720,000
Preferred Securities
Preferred Stocks	—	—	483,245,303	483,245,303
Short-Term Securities
Money Market Funds	72,501,297	—	—	72,501,297

	$1,403,574,923	$89,852,548	$614,091,218	2,107,518,689

Investments Valued at NAV(a)				1,308,608

				$2,108,827,297

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(2,588,415)	$(1,485,912)	$—	$(4,074,327)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Convertible Notes	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2021	$167,039,627	$12,000,000	$544,568,505	$723,608,132
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net change in unrealized appreciation (depreciation) (a)	(48,913,712)	720,000	(146,347,846)	(194,541,558)
Net realized gain (loss)	—	—	—	—
Purchases	—	—	85,024,644	85,024,644
Sales	—	—	—	—

Closing balance, as of September 30, 2022	$118,125,915	$12,720,000	$483,245,303	$614,091,218

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 (a)	$(48,913,712)	$720,000	$(146,347,846)	$(194,541,558)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Innovation and Growth Trust (BIGZ)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$118,125,915	Market	Revenue Multiple	8.50x - 28.00x		16.66x
			EBITDA Multiple	20.50x		—

Convertible Notes	12,720,000	Income	Discount Rate	23%		—
		Market	Revenue Multiple	2.30x		—
			Volatility	40%		—

Preferred Stocks	483,245,303	Market	Revenue Multiple	1.20x - 28.00x		11.30x
			Time to Exit	2.0 years - 5.0 years		3.2 years
			Volatility	50% - 90%		69%
			Market Adjustment Multiple	0.90x - 1.00x		0.99x

	$614,091,218

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

The fund valued certain of its Level 3 investments using recent prior transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $15,005,573 as of September 30, 2022.

Currency Abbreviation

AUD	Australian Dollar

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

7